UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      December 16, 2006 to January 16, 2007


Commission File Number of issuing entity: 333-132375-06


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-F
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132375


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                             30-0376793, 32-0179609
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A1A          [   ]           [   ]           [ x ]
    2A1B          [   ]           [   ]           [ x ]
    3A            [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I -DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On January 16, 2007 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Revolving Home Equity Loan Asset Backed Notes, Series 2006-F.

        The  distribution report is attached  as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Monthly  Statement  to  Noteholders  on  January 16, 2007  is  filed  as
        Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-F (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: January 24, 2007

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1

              CWHEQ Revolving Home Equity Loan Trust, Series 2006-F
                                January 16, 2007


                                Table of Contents

Distribution Report   ......................................................  2
Factor Report   ............................................................  2
Delinquency Group Report 1  ................................................ 11
Delinquency Group Report 2  ................................................ 11
Delinquency Totals   ....................................................... 11
Bankruptcy Group Report   .................................................. 11
Foreclosure Group Report   ................................................. 11
REO Group Report   ......................................................... 12


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Rafael Martinez
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                              600 Travis, 9TH FLOOR
                                Houston, TX 77002
                    Tel: (713) 216-4391 / Fax: (713) 216-4880
                     Email: RAFAEL.TEXAS.MARTINEZ@CHASE.COM


                                      CWHEQ Revolving Home Equity Loan Trust, Series 2006-F
                                                        January 16, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                ENDING
           FACE              PRINCIPAL                                                        REALIZED   DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
2A1A    1,398,000,000.00  1,187,650,440.64    36,837,207.36    5,795,734.15    42,632,941.51   0.00        0.00  1,150,813,233.28
2A1B      130,000,000.00    110,439,597.48     3,425,491.39      538,945.24     3,964,436.63   0.00        0.00    107,014,106.09
1A        222,000,000.00    205,680,053.28     3,110,878.26    1,003,718.66     4,114,596.92   0.00        0.00    202,569,175.02
R1                  0.00              0.00             0.00            0.00             0.00   0.00        0.00              0.00
R2                100.00              0.00             0.00            0.00             0.00   0.00        0.00              0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  1,750,000,100.00  1,503,770,091.40    43,373,577.01    7,338,398.05    50,711,975.06   0.00        0.00  1,460,396,514.39
-----------------------------------------------------------------------------------------------------------------------------------
C                   0.00              0.00             0.00    3,933,918.98     3,933,918.98   0.00        0.00              0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            CURRENT
                           BEGINNING                                                   ENDING               NOTE
CLASS        CUSIP         PRINCIPAL      PRINCIPAL     INTEREST       TOTAL           PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
2A1A      23242LAB9      849.53536527     26.34993373   4.14573258     30.49566632      823.18543153        5.490000%
2A1B      23242LAC7      849.53536523     26.34993377   4.14573262     30.49566639      823.18543146        5.490000%
1A        23242LAA1      926.48672649     14.01296514   4.52125523     18.53422036      912.47376135        5.490000%
R2        23242LAG8        0.00000000      0.00000000   0.00000000      0.00000000        0.00000000        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                   859.29714598     24.78489973   4.19337008     28.97826981      834.51224625
-----------------------------------------------------------------------------------------------------------------------------------

                                      CWHEQ Revolving Home Equity Loan Trust, Series 2006-F
                                                        January 16, 2007

General Information:
Record Date                                                                                                          01/12/2007
LIBOR Determination Date                                                                                             12/13/2006
Payment Date                                                                                                         01/16/2007
Determination Date                                                                                                   01/10/2007
Interest Period
Beginning                                                                                                            12/15/2006
Ending                                                                                                               01/15/2007
Number of Days in Interest Period                                                                                            32
Collection Period
Beginning                                                                                                            12/01/2006
Ending                                                                                                               12/31/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                               12,055,619.04
Principal payments on Mortgage Loans                                                                              62,524,904.96
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                  769,604.94
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                            0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                        0.00
Transfer Deposit Amount                                                                                                    0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                      0.00
Insurance Proceeds                                                                                                         0.00
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Servicer Advances                                                                                                          0.00
Termination purchase price (for 10% clean-up call)                                                                         0.00
Other Proceeds / Amounts
Amount related to Principal                                                                                           79,177.66
Others                                                                                                                34,785.84
Total Deposits                                                                                                    75,464,092.44

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                 0.00
Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Amount withdrawn to purchase Additional Balances                                                                           0.00
Amount transferred to Payment Account                                                                             74,764,663.49
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                      699,428.95
Total Withdrawals                                                                                                 75,464,092.44

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00
PAYMENT ACCOUNT

Beginning Balance

Deposits
Deposit from Collection Account                                                                                   74,764,663.49
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Cash Released from Additional Loan Account (First Payment Date)                                                            0.00
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                             0.00
Deposit from Master Servicer for shortfalls due to longer
interest period or prefunding                                                                                              0.00
Total Deposits                                                                                                    74,764,663.49

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Payment pursuant to the Indenture                                                                                 74,764,663.49
Total Withdrawals                                                                                                 74,764,663.49

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                          0.00
Amount deposited from amounts paid under the Policy                                                                        0.00
Amount transferred to Payment Account                                                                                      0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                         0.00

Cash Released from Principal Reserve Fund                                                                                  0.00
DISTRIBUTIONS
Amounts to be Distributed                                                                                         74,764,663.49

Group 1
Investor Interest Collections                                                                                      1,479,243.48
Principal Collections                                                                                              3,109,434.05
Subordinated Transferor Collections                                                                                  453,969.67
Credit Enhancement Draw Amount                                                                                             0.00

Group 2
Investor Interest Collections                                                                                      9,941,553.05
Principal Collections                                                                                             40,262,698.75
Subordinated Transferor Collections                                                                                3,479,949.31
Credit Enhancement Draw Amount                                                                                             0.00

Transaction Party Fees and Expenses

Group 1
Servicing Fees owing to the Master Servicer for current collection Period                                             85,682.41
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                            85,682.41

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   149,821.82
Amount paid to the Loan Insurance Policy Provider                                                                    149,821.82

Premium amount owing to the Insurer                                                                                   20,110.94
Premium amount paid to the Insurer                                                                                    20,110.94

Credit Enhancement Draw Amounts related to the IA Note                                                                     0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the IA Note                                                                     0.00
(together with interest on such amounts) paid to the Credit Enhancer

Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                            540,870.85
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           540,870.85

Liquidation Expenses and indemnification of payments related to the Notes owing to the Master Servicer                     0.00
Liquidation Expenses and indemnification of payments related to the Notes paid to the Master Servicer                      0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   518,273.00
Amount paid to the Loan Insurance Policy Provider                                                                    518,273.00

Premium amount owing to the Insurer                                                                                  126,924.36
Premium amount paid to the Insurer                                                                                   126,924.36

Credit Enhancement Draw Amounts related to the GROUP II Notes                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the GROUP II Notes                                                              0.00
(together with interest on such amounts) paid to the Credit Enhancer

Interest Payments
IA
Note Interest owing to Class IA Note prior to distributions                                                        1,003,718.66
Unpaid Investor Interest Shortfall owing to IA Note prior to distributions                                                 0.00
Unpaid Investor Interest Shortfall owing to IA Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to IA Note prior to distributions                                     0.00
Aggregate Investor Interest owing to IA  Note Prior to distributions                                               1,003,718.66
Aggregate Investor Interest paid to IA  Note                                                                       1,003,718.66
Unpaid Investor Interest Shortfall for IA Note after distributions                                                         0.00
Unpaid Investor Interest Shortfall for IA Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the IA Note prior to distributions                                                        0.00
Basis Risk Carryforward paid to the IA  Note                                                                               0.00
Basis Risk Carryforward for the IA  Note remaining after distributions                                                     0.00

Class IIAIA
Note Interest owing to IIAIA Note prior to distributions                                                           5,795,734.15
Unpaid Investor Interest Shortfall owing to IIAIA Note prior to distributions                                              0.00
Unpaid Investor Interest Shortfall owing to IIAIA Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class IIAIA Note prior to distributions                            0.00
Aggregate Investor Interest owing to IIAIA Note Prior to distributions                                             5,795,734.15
Aggregate Investor Interest paid to IIAIA Note                                                                     5,795,734.15
Unpaid Investor Interest Shortfall for IIAIA Note after distributions                                                      0.00
Unpaid Investor Interest Shortfall for IIAIA Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the IIAIA Note prior to distributions                                                     0.00
Basis Risk Carryforward paid to the IIAIA Note                                                                             0.00
Basis Risk Carryforward for the IIAIA Note remaining after distributions                                                   0.00

Principal Payments

Class IA

Investor Loss Amount owing to IA Note prior to distributions                                                           1,444.21
Investor Loss Amount paid to IA Note                                                                                   1,444.21

Investor Loss Reduction Amount owing to IA Note prior to distributions
Investor Loss Reduction Amount paid to IA Note                                                                             0.00
Investor Loss Reduction Amount for IA Note remaining after distributions                                                   0.00
Investor Loss Reduction Amount for IA Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to IA Note prior to distributions                                               0.00
Accelerated Principal Payment Amount paid to IA Note                                                                       0.00

Scheduled Principal Collections Payment Amount owing to IA Note prior to distributions                             3,109,434.05
Scheduled Principal Collections Payment Amount paid to IA Note                                                     3,109,434.05

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Class 2-A

Investor Loss Amount owing to  GROUP II Notes prior to distributions                                                       0.00
Investor Loss Amount paid to GROUP II Notes                                                                                0.00

Investor Loss Reduction Amount owing to IIAIA Note prior to distributions
Investor Loss Reduction Amount paid to IIAIA Note                                                                          0.00
Investor Loss Reduction Amount for IIAIA Note remaining after distributions                                                0.00
Investor Loss Reduction Amount for IIAIA Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to IIAIA Note prior to distributions                                            0.00
Accelerated Principal Payment Amount paid to IIAIA Note                                                                    0.00

Scheduled Principal Collections Payment Amount owing to IIAIA Note prior to distributions                         40,262,698.75
Scheduled Principal Collections Payment Amount paid to IIAIA                                                      40,262,698.75

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for IA Note                                                                                                0.00
Unpaid Required Amount for IA Note after making distributions above                                                        0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for IA Note after application of Subordinated Transferor Collections                      0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the IA Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the IA Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Group 2
Required Amount for Class 2-A Note                                                                                         0.00
Unpaid Required Amount for IIAIA Note after making distributions above                                                     0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for IIAIA Note after application of Subordinated Transferor Collections                   0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the IIAIA Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                             0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                              0.00
Required Transferor Subordinated Amount                                                                            1,260,879.99
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                          0.00
and Transferor Principal Collections                                                                                       0.00

Supporting Calculations
Investor Loss Amount for IA Note                                                                                       1,444.21
Investor Floating Allocation Percentage for IA Note                                                                     100.00%
Liquidation loss amounts for Mortgage Loans                                                                            1,444.21
Investor Loss Amount for IA Note                                                                                       1,444.21

Distributions to Issuer
Group 2
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                             0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                              0.00
Required Transferor Subordinated Amount                                                                           13,245,345.44
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                          0.00
and Transferor Principal Collections                                                                                       0.00

Supporting Calculations
Investor Loss Amount for IIAIA Note                                                                                        0.00
Investor Floating Allocation Percentage for IIAIA Note                                                                  100.00%
Liquidation loss amounts for Mortgage Loans                                                                                0.00
Investor Loss Amount for Class IIAIA Note                                                                                  0.00


Delinquency Report Group 1
                          Number of Loans  Principal Balance    Percentage
30 to 59 Days Delinquent               72       2,832,279.83         1.40%
60 to 89 Days Delinquent               25         963,484.63         0.48%
90 to 179 Days Delinquent              40       1,575,143.26         0.78%
180 to 269 Days Delinquent              3          92,117.99         0.05%
270 Plus Days Delinquent                0               0.00         0.00%
Total                                 140       5,463,025.71         2.70%

Delinquency Report Group 2
                          Number of Loans  Principal Balance    Percentage
30 to 59 Days Delinquent              269      23,381,708.36         1.86%
60 to 89 Days Delinquent              114      10,670,417.45         0.85%
90 to 179 Days Delinquent             164      16,241,165.10         1.29%
180 to 269 Days Delinquent             26       3,295,953.96         0.26%
270 Plus Days Delinquent                0               0.00         0.00%
Total                                 573      53,589,244.87         4.26%


Delinquency Report Total
                          Number of Loans  Principal Balance    Percentage
30 to 59 Days Delinquent              341      26,213,988.19         1.80%
60 to 89 Days Delinquent              139      11,633,902.08         0.80%
90 to 179 Days Delinquent             204      17,816,308.36         1.22%
180 to 269 Days Delinquent             29       3,388,071.95         0.23%
270 Plus Days Delinquent                0               0.00         0.00%
Total                                 713      59,052,270.58         4.04%

The delinquency buckets above include Bankruptcies, Foreclosures and REOs.

Bankruptcy Group Report
Group Number                Number of Loans    Principal Balance       Percentage
      1                                   6           265,800.67            0.13%
      2                                   9           826,709.72            0.07%
Total                                    15         1,092,510.39            0.07%

Foreclosure Group Report
Group Number                Number of Loans    Principal Balance       Percentage
      1                                   1            58,762.00            0.03%
      2                                  16         2,036,266.48            0.16%
Total                                    17         2,095,028.48            0.14%

REO Group Report
Group Number                Number of Loans    Principal Balance       Percentage
      1                                   0                 0.00            0.00%
      2                                   2           273,125.00            0.02%
Total                                     2           273,125.00            0.02%

Loan Group 1                                                                                                               0.00
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                               968,526.18
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Loan Group 2                                                                                                               0.00
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                             4,977,858.71
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                         0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                              769,604.94

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                     205,637,776.51
Prefunding Amt                                                                                                             0.00
Ending Loan Group Balance                                                                                        202,526,898.25
Change in Loan Group Balance                                                                                       3,110,878.26
Principal Collections                                                                                              5,790,675.85
Liquidation Loss Amount                                                                                                1,444.21
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                     1,444.21
Additional Balances during Collection Period                                                                       2,681,241.80
Balance Check                                                                                                             -0.00

Group 2
Beginning Loan Group Balance                                                                                   1,298,090,032.07
Prefunding Amt                                                                                                             0.00
Ending Loan Group Balance                                                                                      1,257,827,333.32
Change in Loan Group Balance                                                                                      40,262,698.75
Principal Collections                                                                                             57,553,191.10
Liquidation Loss Amount                                                                                                    0.00
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                         0.00
Additional Balances during Collection Period                                                                      17,290,492.35
Balance Check                                                                                                              0.00

OTHER INFORMATION

Loan Group 1                                                                                                               0.00
Allocated Transferor Interest (Beginning)                                                                                  0.00
Allocated Transferor Interest (Ending)                                                                                     0.00

Interest payments on Mortgage Loans                                                                                1,714,747.71
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     1,714,747.71
Servicing Fee                                                                                                         85,682.41
Investor Interest Collections                                                                                      1,479,243.48

Beginning Loan Group Balance                                                                                     205,637,776.51
Principal payments on Mortgage Loans                                                                               5,790,675.85
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                    5,790,675.85
Investor Principal Collections                                                                                     3,109,434.05
Additional Balances                                                                                                2,681,241.80
Ending Principal Balances                                                                                        202,526,898.25
Total Collections                                                                                                  7,269,919.33
Scheduled Principal Payment                                                                                        3,109,434.05

Mortgage Loans Average Daily Balance                                                                             205,802,215.40
Number of Mortgage Loans at beginning of Collection Period                                                             6,157.00
Number of Mortgage Loans at end of Collection Period                                                                   6,037.00
Loan Group Balance at beginning of Collection Period                                                             205,637,776.51
Loan Group Balance at end of Collection Period                                                                   202,526,898.25

Note Principal Balance of the IA Note                                                                            202,569,175.02
Original Note Principal Balance of the IA Note                                                                   222,000,000.00
IA Factor                                                                                                                  0.91

Weighted average remaining term of Mortgage Loans                                                                        288.01
Weighted Average Loan Rate                                                                                           10.090622%
Weighted Average Net Loan Rate                                                                                        8.412622%

Excess Interest                                                                                                      453,969.67

Loan Group 2                                                                                                               0.00
Allocated Transferor Interest (Beginning)                                                                        110,439,591.43
Allocated Transferor Interest (Ending)                                                                           107,014,100.04

Interest payments on Mortgage Loans                                                                               11,000,696.90
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                    11,000,696.90
Servicing Fee                                                                                                        540,870.85
Investor Interest Collections                                                                                      9,941,553.05

Beginning Loan Group Balance                                                                                   1,298,090,032.07
Principal payments on Mortgage Loans                                                                              57,553,191.10
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   57,553,191.10
Investor Principal Collections                                                                                    40,262,698.75
Additional Balances                                                                                               17,290,492.35
Ending Principal Balances                                                                                      1,257,827,333.32
Total Collections                                                                                                 67,494,744.15
Scheduled Principal Payment                                                                                       40,262,698.75

Mortgage Loans Average Daily Balance                                                                           1,297,006,497.94
Number of Mortgage Loans at beginning of Collection Period                                                            18,822.00
Number of Mortgage Loans at end of Collection Period                                                                  18,307.00
Loan Group Balance at beginning of Collection Period                                                           1,298,090,032.07
Loan Group Balance at end of Collection Period                                                                 1,257,827,333.32

Note Principal Balance of the IIAIA Note                                                                       1,150,813,233.28
Original Note Principal Balance of the IIAIA Note                                                              1,528,000,000.00
Class IIAIA Factor                                                                                                         0.82

Weighted average remaining term of Mortgage Loans                                                                        287.33

Weighted Average Loan Rate                                                                                           10.282332%
Weighted Average Net Loan Rate                                                                                        8.604332%

Excess Interest                                                                                                    3,479,949.31

LOAN MODIFICATION SUMMARY

Group 1
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                              0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                           0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of InitIAl                                                        0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                       69,400.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                   208,200.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of InitIAl                                                      0.12%

Loans with Credit Limit Modification - current                                                                        35,501.00
Loans with Credit Limit Modification - cumulative                                                                    983,173.00
Loans with Credit Limit Modification - % of InitIAl                                                                       0.55%

Loans with Gross Margin Modification - current                                                                       222,055.00
Loans with Gross Margin Modification - cumulative                                                                    222,055.00
Loans with Gross Margin Modification - % of InitIAl                                                                       0.12%

Group 2
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                        291,631.04
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                     899,511.67
Loans with Senior Lien Balance Modification(CLTV<80%)-% of InitIAl                                                        0.50%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                      815,357.53
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                 2,112,134.52
Loans with Senior Lien Balance Modification(CLTV>80%) - % of InitIAl                                                      1.18%

Loans with Credit Limit Modification - current                                                                       304,290.00
Loans with Credit Limit Modification - cumulative                                                                  2,306,247.00
Loans with Credit Limit Modification - % of InitIAl                                                                       1.29%

Loans with Gross Margin Modification - current                                                                        42,379.26
Loans with Gross Margin Modification - cumulative                                                                    353,000.14
Loans with Gross Margin Modification - % of InitIAl                                                                       0.20%

CREDIT ENHANCER INFORMATION
Loan Group 1                                                                                                               0.00
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                 1,003,718.66

Loan Group 2                                                                                                               0.00
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                   538,945.24

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.